Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables
Beginning of the year	$ 5,619	$ 8,218
Additions	1,277	1,214
Recoveries	(226)	(488)
Currency translation adjustment	2,964	1,404
Used during the year	(16)	(13)
Inflation adjustment	(5,339)	(4,716)
End of the year	$ 4,279	$ 5,619